Leases	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Leases
22.	LEASES

22.1	The Bank as a lessee
The Bank has lease contracts mainly for real properties recognized in the item “Property, plant and equipment”. Generally, the Bank is restricted from assigning or subleasing the leased assets.
As of December 31, 2025 and 2024, the carrying amount of assets recognized for the right-of-use
assets identified in the lease contracts, depreciation expense for the fiscal year and the additions to right-of-use
assets are disclosed in Note 16.

The carrying amounts of lease liabilities and the movements during the fiscal year are as follows:

Movements	2025	2024	2023
At the beginning of the fiscal year	18,401,874	26,895,627	17,531,572
Additions	11,920,387	12,038,648	17,168,361
Accretion of interest	5,194,199	3,410,911	2,443,999
Difference in foreign currency	4,185,201	4,063,979	20,909,799
Payments	(15,075,144)	(10,806,570)	(11,297,550)
Monetary effect	(5,482,759)	(17,200,721)	(19,860,554)

At the end of the fiscal year (see Note 21)	19,143,758	18,401,874	26,895,627

The short term leases were recognized as expense for an amount of 287,543, 849,509 and 120,207 for the years ended December 31, 2025, 2024 and 2023, respectively.
The table below shows the maturity of the lease liabilities as of December 31, 2025 and 2024:

Lease liabilities	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Total up to 12 months	Over 12 months and up to 24 months	Over 24 months	Total over 12 months
Balances as of 12/31/2025	2,531,898	1,676,281	2,094,692	3,171,267	9,474,138	4,645,951	5,023,669	9,669,620
Balances as of 12/31/2024	1,745,842	1,545,115	2,008,750	3,078,863	8,378,570	3,945,584	6,077,720	10,023,304

22.2	The Bank as a lessor
The Bank, as lessor, entered into financial lease contracts, under the usual characteristics of this kind of transactions, without there being any issues that may differentiate them in any aspect from those performed in the Argentine financial market in general. The lease contracts in force do not represent significant balances with respect to the total financing granted by the Bank.
The following table shows the reconciliation between the total gross investment of financial leases and the current value of the minimum payment receivables for such leases:

	12/31/2025		12/31/2024
	Current value of minimum payments	Total gross investment	Current value of minimum payments	Total gross investment
Up to 1 year	5,844,257	10,305,338	7,857,742	18,336,653
From 1 to 5 years	7,475,029	10,285,058	13,780,412	22,843,019
Over 5 years				738

Total	13,319,286	20,590,396	21,638,154	41,180,410

Income for
non-accrued
interests amounted to 7,271,110, 19,542,256 and 60,156,586, for the years ended December 31, 2025, 2024 and 2023, respectively.